Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:
Computers and electronic equipment	2 to 3 years
Office furniture	5 years
Transportation equipment	4 years

Schedule of Estimated Useful Lives of Intangible Assets	The Company amortizes its franchise right and land use right on a straight-line basis over the contractual term. The estimated useful lives are as follows:
Franchise right	2 years
Land use right	50 years

Schedule of Net Revenues	The following table summarizes the net revenues generated from different revenue streams:
	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Product sales revenue	39,440,897	920,653,911	71,321,462
Service revenue	—	62,514,987	7,013,914
Net revenues	39,440,897	983,168,898	78,335,376

Schedule of Revenues by Geographical Location of Customers	The Company’s net revenues by geographical location of customers are as follows:
	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
PRC	37,430,935	906,347,962	57,485,526
The United States	368,532	16,278,352	7,115,353
Others	1,641,430	60,542,584	13,734,497
Net revenues	39,440,897	983,168,898	78,335,376